Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 3 - Cash and cash equivalents As of December 31, 2025 and December 31, 2024, the Company had a cash balance of $2,189,232 and $468,998 respectively.